UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2017

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 43.8%
Australia - 2.5%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	39,680,000	AUD	$35,919,629	(a)

Brazil - 5.4%
Federative Republic of Brazil, Notes	10.000%	1/1/25	115,295,000	BRL	35,025,297
Federative Republic of Brazil, Notes	10.000%	1/1/27	136,330,000	BRL	41,107,404

Total Brazil					76,132,701

Hungary - 4.0%
Republic of Hungary, Bonds	6.000%	11/24/23	10,230,000,000	HUF	43,214,095
Republic of Hungary, Bonds	5.500%	6/24/25	3,200,000,000	HUF	13,042,650

Total Hungary					56,256,745

Indonesia - 4.7%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	90,600,000,000	IDR	7,039,693
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	479,300,000,000	IDR	38,763,982
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	50,800,000,000	IDR	3,871,110
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	205,600,000,000	IDR	15,998,706

Total Indonesia					65,673,491

Malaysia - 4.1%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	129,645,000	MYR	29,357,341
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	20,245,000	MYR	4,644,225
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	17,270,000	MYR	3,901,277
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	87,370,000	MYR	19,260,415

Total Malaysia					57,163,258

Mexico - 12.1%
United Mexican States, Senior Bonds	8.500%	5/31/29	912,630,000	MXN	46,443,801
United Mexican States, Senior Bonds	7.750%	11/23/34	277,600,000	MXN	13,050,308
United Mexican States, Senior Bonds	8.500%	11/18/38	942,000,000	MXN	47,354,952
United Mexican States, Senior Bonds	7.750%	11/13/42	1,367,700,000	MXN	63,805,188

Total Mexico					170,654,249

New Zealand - 1.1%
Government of New Zealand, Senior Bonds	5.500%	4/15/23	18,255,000	NZD	15,265,876	(a)

Poland - 2.0%
Republic of Poland, Bonds	3.250%	7/25/25	116,070,000	PLN	28,072,205

Portugal - 2.8%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	33,355,000	EUR	39,176,746	(a)

South Africa - 5.1%
Republic of South Africa, Bonds	6.750%	3/31/21	116,585,000	ZAR	8,233,799
Republic of South Africa, Bonds	6.500%	2/28/41	594,075,000	ZAR	31,554,531
Republic of South Africa, Bonds	8.750%	2/28/48	462,975,000	ZAR	31,506,007

Total South Africa					71,294,337

TOTAL SOVEREIGN BONDS (Cost - $750,586,865)					615,609,237

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
IM Pastor Fondo de Titulizacion de Activos, 2004 A (Cost - $6,808,542)	0.000%	3/22/44	5,753,711	EUR	5,107,108	(a)(b)

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 24.3%
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 1.1%
Ford Motor Credit Co., LLC, Senior Notes	1.863%	6/15/18	15,655,000	$15,725,416	(b)

Media - 1.0%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	14,305,000	14,483,813

TOTAL CONSUMER DISCRETIONARY				30,209,229

FINANCIALS - 22.2%
Banks - 12.4%
Banco Santander Chile, Senior Notes	1.915%	4/11/17	8,800,000	8,789,440	(b)(c)
Bank of America Corp., Senior Notes	2.063%	1/15/19	24,880,000	25,096,381	(b)
Citigroup Inc., Senior Bonds	1.727%	4/27/18	12,550,000	12,593,222	(b)
Citigroup Inc., Senior Notes	1.800%	1/10/20	7,990,000	8,002,113	(b)
Corporacion Andina de Fomento, Senior Bonds	2.000%	5/10/19	12,305,000	12,272,776
Corporacion Andina de Fomento, Senior Notes	1.589%	1/29/18	19,700,000	19,744,305	(b)
JPMorgan Chase & Co., Senior Notes	1.938%	1/25/18	22,960,000	23,088,553	(b)
JPMorgan Chase Bank N.A., Senior Bonds	1.444%	9/21/18	8,815,000	8,832,198	(b)
Santander UK PLC, Senior Notes	1.407%	9/29/17	13,535,000	13,530,358	(b)
Shinhan Bank, Senior Notes	1.659%	4/8/17	20,150,000	20,140,650	(b)(c)
Wells Fargo & Co., Senior Notes	2.057%	7/26/21	21,540,000	21,696,144	(b)

Total Banks				173,786,140

Capital Markets - 7.0%
Goldman Sachs Group Inc., Senior Notes	2.006%	11/15/18	48,895,000	49,381,016	(b)
Macquarie Bank Ltd., Senior Notes	1.662%	10/27/17	10,400,000	10,416,952	(b)(c)
Morgan Stanley, Senior Notes	2.318%	4/25/18	38,555,000	38,978,334	(b)

Total Capital Markets				98,776,302

Consumer Finance - 2.0%
American Express Credit Corp., Senior Notes	1.649%	7/31/18	17,780,000	17,846,124	(b)
Ford Motor Credit Co., LLC, Senior Notes	2.009%	1/9/20	10,115,000	10,145,699	(b)

Total Consumer Finance				27,991,823

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.750%	5/15/17	11,278,000	11,311,834

TOTAL FINANCIALS				311,866,099

TOTAL CORPORATE BONDS & NOTES (Cost - $341,316,629)				342,075,328

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.3%
U.S. Government Obligations - 25.3%
U.S. Treasury Bonds	2.875%	11/15/46	46,705,000	45,092,230
U.S. Treasury Notes	0.680%	7/31/18	192,545,000	192,780,675	(b)
U.S. Treasury Notes	0.676%	10/31/18	118,660,000	118,767,743	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $356,458,274)				356,640,648

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,455,170,310)				1,319,432,321

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class	0.787%		465	$465
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.461%		31,923,490	31,923,490

TOTAL SHORT-TERM INVESTMENTS (Cost - $31,923,955)				31,923,955

TOTAL INVESTMENTS - 96.1% (Cost - $1,487,094,265#)				1,351,356,276
Other Assets in Excess of Liabilities - 3.9%				55,265,751

TOTAL NET ASSETS - 100.0%				$1,406,622,027

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$615,609,237	—	$615,609,237
Collateralized Mortgage Obligations	—	5,107,108	—	5,107,108
Corporate Bonds & Notes	—	342,075,328	—	342,075,328
U.S. Government & Agency Obligations	—	356,640,648	—	356,640,648

Total Long-Term Investments	—	1,319,432,321	—	1,319,432,321

Short-Term Investments†:
Money Market Funds	$31,923,955	—	—	31,923,955

Total Short-Term Investments	31,923,955	—	—	31,923,955

Total Investments	31,923,955	1,319,432,321	—	1,351,356,276

Other Financial Instruments:
Futures Contracts	12,708,433	—	—	12,708,433
Forward Foreign Currency Contracts	—	21,885,312	—	21,885,312

Total Other Financial Instruments	12,708,433	21,885,312	—	34,593,745

Total	$44,632,388	$1,341,317,633	—	$1,385,950,021

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,199,888	—	—	$1,199,888
Forward Foreign Currency Contracts	—	$8,413,228	—	8,413,228

Total	$1,199,888	$8,413,228	—	$9,613,116

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,870,975
Gross unrealized depreciation	(155,608,964)

Net unrealized depreciation	$(135,737,989)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	489	3/17	$79,507,875	$78,576,187	$(931,688)
Contracts to Sell:
90-Day Eurodollar	5,973	12/19	1,466,942,489	1,458,979,912	7,962,577
Euro-OAT	1,872	3/17	303,565,034	298,819,178	4,745,856
United Kingdom Long Gilt Bonds	1,047	3/17	162,884,107	163,152,307	(268,200)

					12,440,233

Net unrealized appreciation on open futures contracts					$11,508,545

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	319,132,682	EUR	287,870,000	Citibank N.A.	2/10/17	$8,293,339
EUR	8,100,000	USD	8,628,638	Goldman Sachs Group Inc.	2/10/17	117,666
KRW	8,500,000,000	USD	7,296,137	HSBC Bank USA, N.A.	2/13/17	19,290
KRW	82,800,000,000	USD	69,692,570	HSBC Bank USA, N.A.	2/13/17	1,568,294
USD	78,982,655	KRW	91,300,000,000	HSBC Bank USA, N.A.	2/13/17	406,364
USD	147,712,363	SGD	209,400,000	HSBC Bank USA, N.A.	2/16/17	(887,857)
SGD	12,300,000	USD	8,617,996	Morgan Stanley & Co. Inc.	2/16/17	110,670
USD	2,909,370	AUD	3,890,000	Goldman Sachs Group Inc.	2/17/17	(39,738)
CLP	45,170,000,000	USD	66,948,273	HSBC Bank USA, N.A.	2/17/17	2,623,366
USD	6,451,613	CLP	4,200,000,000	HSBC Bank USA, N.A.	2/17/17	(17,302)
AUD	61,690,000	USD	45,979,716	Morgan Stanley & Co. Inc.	2/17/17	789,041
INR	430,000,000	USD	6,204,459	JPMorgan Chase & Co.	3/2/17	110,017
USD	6,333,775	INR	430,000,000	JPMorgan Chase & Co.	3/2/17	19,300
SEK	415,500,000	USD	45,209,727	HSBC Bank USA, N.A.	3/6/17	2,360,403
USD	3,045,917	GBP	2,400,000	Citibank N.A.	3/9/17	24,609
GBP	103,800,000	USD	131,908,521	HSBC Bank USA, N.A.	3/9/17	(1,236,968)
INR	4,412,000,000	USD	64,398,888	Barclays Bank PLC	3/15/17	278,673
CLP	16,000,000,000	USD	23,712,486	HSBC Bank USA, N.A.	3/24/17	874,765
NOK	612,000,000	USD	71,232,781	HSBC Bank USA, N.A.	4/10/17	3,008,045
JPY	11,590,000,000	USD	102,541,871	Citibank N.A.	4/11/17	390,071
USD	202,318,724	JPY	23,440,000,000	Citibank N.A.	4/11/17	(5,854,245)
USD	13,017,797	NZD	18,300,000	Morgan Stanley & Co. Inc.	4/21/17	(377,118)
SEK	430,000,000	USD	48,474,464	HSBC Bank USA, N.A.	4/24/17	891,399

Total						$13,472,084

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2017